Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 347,996.52
Total Fee Amount	48.06
Total Offset Amount	0.00
Net Fee	$ 48.06
Offering Table N/A
Offset Table N/A	N/A